Disposal of a wholly-owned subsidiary (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 20, 2018	Aug. 20, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Gain on disposal					$ 3,127
Revenue			$ 1,624,086	$ 1,219,650	1,217,588
Net income (loss)			$ (28,022)	$ (87,299)	$ 280,183
Zhong Yuan Neuroscience
Consideration received	$ 1,461,134
Gain on disposal	$ 3,127
Revenue		$ 0				$ 0
Net income (loss)		$ (63)				$ (3,064)